MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.01 - Schedule 1

Loan Level Exception - Final Grades
																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	NQM5-1000001	XXXX	XXXX	$XXXX	OR	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: Financial Institution: XXXX Bank / End Date: XX/XX/XXXX // Account Type: Checking / Account Number: XXXX Asset Account Date: XX/XX/XXXX [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Most recent bank statement for the borrowers personal XXXX accounts is dated XX/XX/XXXX, which is 94 days from the Note dated XX/XX/XXXX. XXXX Statement guidelines do not specify document expiration however, industry standard is 90 days. The XXXX personal bank statement, or lender's approved exception with compensating factors for the expired statement is required to clear or waive this exception.
Hazard Insurance Policy provided expired on XX/XX/XXXX which is prior to the subject loan first payment date of XX/XX/XXXX. Although the Final CD disclosed the full hazard premium, the policy does not reflect automatic renewals and it cannot be verified that insurance coverage was in place at the time of the first payment.	REVIEWER - WAIVED COMMENT (2019-06-24): Waived with comp factors noted BUYER - WAIVED COMMENT (2019-06-18): we allow this	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Disclosure was not provided for review in loan file.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Closing date on final Closing Disclosure reflected as XX/XX/XXXXbut documents were signed XX/XX/XXXX.  Final CD  reflects Closing Date of XX/XX/XXXX, but transaction consummation (mortgage notary) date was XX/XX/XXXX.   Provide a post-close CD correcting the closing date to match the notary date and a copy of the letter of explanation to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Final closing costs exceeded legal limits by $105. Initial LE disclosed Appraisal fee as $695, Final CD disclosed fee as $800, a zero percent tolerance violation in the amount of $105, no evidence in loan file to support Borrower's were issued a credit to cure violation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final CD disclosed fee as $800, a zero percent tolerance violation in the amount of $105, no evidence in loan file to support Borrower's were issued a credit to cure violation. Appraisal invoice for $800 is dated XX/XX/XXXXa COC should have been issued at that time; COC issuedXX/XX/XXXXot valid as cure for this violation.	BUYER - WAIVED COMMENT (2019-02-24): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction
BUYER - GENERAL COMMENT (2019-05-08): Oregon closing documents are not date sensitive therefore it's ok if the borrower doesn't sign the date they're generated.
REVIEWER - GENERAL COMMENT (2019-05-09): The issue on this exception is not the date of document issued, but rather the closing date indicated on the CD.  The closing date must match the actual closing date.  A Corrected CD and LOE are required to cure.
BUYER - WAIVED COMMENT (2019-06-18): waive
BUYER - WAIVED COMMENT (2019-06-18): waive
BUYER - OPEN - UNABLE TO CLEAR COMMENT (2019-06-18): more than 60 days has passed to cure	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrowers have owned the subject property for 30 years Housing history 0x30 for 8 years		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	NQM5-1000002	XXXX	XXXX	$XXXX	CA	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A